Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (liabilities), net, classification
Deferred tax assets				$ 372	$ 250
Deferred tax liabilities				(5,361)	(3,723)
Net deferred tax liabilities	$ (3,473)	$ (2,842)	$ (2,267)	(4,989)	(3,473)	$ (2,842)	$ (2,267)
Movements in net deferred income tax liabilities
Balance at beginning of year	(3,473)	(2,842)	(2,267)
Exchange differences	311	88	4
Acquisition of a subsidiary (Note 4)			(98)
Utilization of previously recognzied withholding tax on undistributed earnings (Charged)/Credited to the consolidated statement of operations	1,526	321	797
(Charged)/Credited to the consolidated statement of operations
—withholding tax on undistributed earnings of PRC entities	(3,532)	(1,216)	(1,161)
—deferred tax on amortization of intangible assets	32	24	11
—deferred tax on provision of assets	147	152
—utilization of previously recognized tax losses			(128)
Balance at end of year	$ (4,989)	$ (3,473)	$ (2,842)
Deferred income tax assets:
Tax losses				20,145	11,393
Others				372	250
Total deferred income tax assets				20,517	11,643
Less: Valuation allowance				(20,145)	(11,393)	$ (7,455)	$ (9,470)
Deferred income tax assets				372	250
Deferred income tax liabilities:
Undistributed earnings from PRC entities				5,230	3,560
Others				131	163
Deferred income tax liabilities				$ 5,361	$ 3,723